   As filed with the Securities and Exchange Commission on November 15, 2005.

                                           Registration Nos. File No. 333-116426
                                                               File No. 811-8260

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 10 [X]

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Steve Suleski, Esquire
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  on May 1, 2005 pursuant to paragraph (b) of Rule 485.
[X]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ]  on May 2, 2005 pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Units of interest in a Variable Account under flexible Premium Defined Variable Annuity Contracts.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

                        SUPPLEMENT DATED JANUARY __, 2006
                                     TO THE
                          PROSPECTUS DATED MAY 2, 2005
                                       FOR
                          MEMBERS VARIABLE ANNUITY III


This supplement updates your Prospectus for the MEMBERS Variable Annuity III (the "Contract") issued through CUNA Mutual Life Variable Annuity Account. This supplement describes two optional benefits, the Guaranteed Minimum Withdrawal Benefit ("GMWB") and the Guaranteed Minimum Accumulation Benefit ("GMAB"), which may be added by rider to the Contract in some states when you purchase the Contract.

The GMWB permits you to receive up to the guaranteed maximum withdrawal amount for either a set number of Contract Years or each Contract Year during the Annuitant's lifetime (regardless of Contract Value). The GMAB guarantees that your Contract Value will equal the benefit basis less adjustments for partial withdrawals at the expiration of the benefit period. You may elect either the GMWB or the GMAB, but not both optional benefits.

You should not elect the GMWB if:

         o you plan to take partial withdrawals in excess of the guaranteed maximum withdrawal each Contract Year because those withdrawals may significantly reduce or eliminate the value of the benefit; or

         o you are interested in long term accumulation rather than receiving payments.

You should not elect the GMAB if you are interested in receiving payments. Partials withdrawals may reduce the benefit basis by more than the withdrawal amount.

You should not elect either the GMWB or the GMAB if:

         o you plan to make additional purchase payments in excess of the maximum window purchase payment amount because those payments will not increase your benefit, but will increase the cost of the rider; or

         o you would prefer that your Contract Value not participate in an available benefit allocation model because all Contract Value must participate in the available benefit allocation model for the riders to remain in effect.

This supplement provides information in addition to that contained in the Prospectus dated May 2, 2005 for the Contracts. It should be read in its entirety and kept together with your Prospectus for future reference.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

EXPENSE TABLES

Please add the following additional lines to the end of the table captioned "Periodic Charges Other Than Fund Expenses--Annual Charges for Optional Riders and Endorsements" on page 3 of the Prospectus:

       GMWB (as a percentage of average monthly Contract Value for the
       prior year)                                                      1.00%**

       GMAB (as a percentage of average monthly Contract Value for the
       prior year)                                                      1.00%**


----------
** The Company currently charges .50% per year.

EXAMPLES OF MAXIMUM CHARGES

The following replaces the "Examples of Maximum Charges" section on page 4 of the Prospectus in its entirety:

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including surrender charges, the annual Contract fee (after being converted into a percentage), Variable Account annual expenses, the 3% Annual Guaranteed Death Benefit, the Maximum Anniversary Value Death Benefit, the Earnings Enhanced Death Benefit, the current GMWB charge, and the maximum Annual Fund Operating Expenses for the year ended December 31, 2004. These costs reflect the most expensive combination of Contract charges.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract (or you annuitize the Contract under Income Payment Option 2A (with fixed Income Payments) or Options 3-8) at the end of the applicable time period:

    1 YEAR               3 YEARS              5 YEARS             10 YEARS
---------------       --------------       ---------------       -----------
    $1,092               $1,672                $2,271              $3,950

(2) If you do not surrender your Contract (or you annuitize the Contract under Income Payout Option 2A (with fixed Payments) or Options 3-8) at the end of the applicable time period:

    1 YEAR               3 YEARS              5 YEARS             10 YEARS
---------------       --------------       ---------------       -----------
     $372                $1,132                $1,911              $3,950

THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

The examples provided above assume that no transfer charges, premium taxes, or market value adjustments have been assessed.

For purposes of the Fee Table and Examples, the Company assumes that the Contract is owned before the Payout Date. Different fees and charges apply after the Payout Date. See "Charges and Deductions."

Appendix A to the Prospectus provides certain financial information concerning the Subaccounts, including information about Accumulation Unit values.

SUMMARY -- CHARGES AND DEDUCTIONS

Please insert the following after the fourth sentence in the "Rider/Endorsement Charges" paragraph on page 7 of your Prospectus.

The guaranteed maximum charge for the GMWB and the GMAB riders is 1.0% of the average monthly Contract Value for the prior year.

CHARGES AND DEDUCTIONS

Please insert the following after "Endorsement Charges" under "Charges and Deductions" on page 25 of your Prospectus.

GUARANTEED LIVING BENEFIT CHARGES

The guaranteed maximum charge for the GMWB and the GMAB riders is 1.0% of the average monthly Contract Value for the prior year. Currently, the Company charges .50% of the average Contract Value for the prior year for those riders. A pro-rata portion of the charges will be deducted upon Contract surrender, termination of the rider after the expiration of the minimum charge period, payment of death proceeds, or selection of an Income Payout Option, if the surrender, termination, payment of death proceeds or selection of an Income Payment Option does not occur on a Contract Anniversary. The charge for a year will be in proportion to the number of days since the prior Contract Anniversary.

RIDERS AND ENDORSEMENTS

Please insert the following at the end of the first paragraph under the "Riders and Endorsements" section on page 26 of your Prospectus.

Please consult a competent tax adviser before electing any of these riders or endorsements in connection with a Qualified Contract. The tax rules for Qualified Contracts may limit the value of a rider or endorsement.

Please insert the following at the end of the "Riders and Endorsements" section on page 27 of your Prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

General. The GMWB rider is available for an additional charge only when you purchase the Contract. The GMWB offers you the ability to take a specified annual withdrawal regardless of your Contract Value. If you do not choose to make withdrawals under the GMWB rider, the charges collected for this benefit will not be refunded. You may elect either the GMWB or the GMAB, but not both optional benefits.

Electing the GMWB Rider. You may elect the GMWB rider if the Annuitant is not more than 85 years old on the Contract Issue Date. If you elect the GMWB rider, all of your net purchase payments and all of your Contract Value must participate in one of the benefit allocation models that the Company makes available for that purpose. The current benefit allocation models (by investment category and the Subaccounts in which the models invest) are:

          INVESTMENT CATEGORY                                         SUBACCOUNTS
----------------------------------------- ------------------------------------------------------------------
Balanced Fund                             100% Balanced
----------------------------------------- ------------------------------------------------------------------
Conservative 7-14 Years                    60% Bond
                                           20% Growth and Income Stock
                                            5% Multi-Cap Growth Stock (formerly known as Emerging Growth)
                                           10% High Income
                                            5% Mid-Cap Stock
----------------------------------------- ------------------------------------------------------------------
Conservative 15+ Years                     40% Bond
                                           30% Growth and Income Stock
                                            5% Multi-Cap Growth Stock (formerly known as Emerging Growth)
                                            5% International Stock
                                           10% High Income
                                            5% Capital Appreciation Stock
                                            5% Mid-Cap Stock
----------------------------------------- ------------------------------------------------------------------
Moderate 7-14 Years                        40% Bond
                                           20% Growth and Income Stock
                                            5% Multi-Cap Growth Stock (formerly known as Emerging Growth)
                                            5% International Stock
                                           10% Mid-Cap Stock
                                           10% High Income
                                           10% Capital Appreciation Stock
----------------------------------------- ------------------------------------------------------------------

Withdrawals in General. Under the GMWB rider, you may elect to make guaranteed withdrawals under the annual withdrawal benefit option or the lifetime annual withdrawal benefit option. On or after the first rider anniversary, you may make guaranteed withdrawals each rider year up to the guaranteed annual withdrawal amount (the "GAWA") (under the annual withdrawal option) or the guaranteed annual lifetime withdrawal amount (the "GALWA") (under the annual lifetime benefit option). Guaranteed withdrawals up to the GALWA will not impact the benefit basis or the lifetime benefit basis (defined below under "Amount of your guaranteed withdrawals"). Guaranteed withdrawals up to the GAWA will not impact the benefit basis, but will impact the lifetime benefit basis, if the withdrawal exceeds the GALWA. If you choose to receive only a part of, or none of, your GAWA or GALWA in any given rider year, your GAWA and GALWA is not cumulative and will not increase. For example, if your GALWA is $1,500 and you withdraw $1,000 one year, your GALWA will not increase next year by the $500 you did not withdraw. In general, you may switch from one withdrawal option to the other without prior notification to the Company. Rather, the actual amount of the guaranteed withdrawal during a rider year will determine which of the withdrawal options is applicable for that rider year. However, if payments are made under a GMWB settlement (defined below), the Company will require you to choose the withdrawal option and withdrawal amount for any remaining guaranteed withdrawals.

Within each rider year, you may also withdraw more than the GAWA or the GALWA. The portion of any withdrawal which is in excess of the GAWA or the GALWA in effect at the time of the withdrawal request is referred to as an "excess withdrawal." In addition, an excess withdrawal may occur when the amount withdrawn, when added to prior withdrawals during a rider year, exceeds the GAWA or the GALWA. Any partial withdrawal before the first rider anniversary is an excess withdrawal. EXCESS WITHDRAWALS WILL REDUCE YOUR BENEFIT BASIS AND/OR LIFETIME BENEFIT BASIS, AND MAY DO SO BY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL.

All guaranteed withdrawals under the GMWB rider are also partial withdrawals under the Contract. Any applicable contingent deferred sales charge will apply to guaranteed withdrawals. If a guaranteed withdrawal under the GMWB causes your Contract Value to be equal to or less than zero, the Company will pay any remaining guaranteed withdrawals under the terms of the GMWB under an Income Option that the Company makes available for that purpose (the "GMWB settlement"). Your Contract and all other riders then will terminate. If the guaranteed withdrawals continue past the anticipated income payout date, we will allow you to extend that payout date. However, If you extend the payout date beyond age 85 (or 10 years from the contract issue date if later): (1) you must elect to receive withdrawals under either the annual withdrawal benefit option or annual lifetime benefit option, (2) once you make this election it cannot be changed, (3) all other riders will terminate on that date, and (4) we will no longer accept purchase payments under the contract. Tax consequences may apply. (See "Tax Status of the Contract -- Taxation of Annuities" in the Prospectus.) YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING GUARANTEED WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING GUARANTEED WITHDRAWALS TOO SOON OR DELAY TAKING GUARANTEED WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE VALUE OF THE GMWB BENEFIT. IF YOU ELECT THE GMWB FOR A QUALIFIED CONTRACT, TAX RULES MAY PREVENT YOU FROM TAKING PARTIAL WITHDRAWALS WHEN YOU OTHERWISE WOULD, OR REQUIRE YOU TO TAKE EXCESS WITHDRAWALS. See "Federal Tax Matters -- Taxation of Qualified Plans" on pages 31-32 of your Prospectus.

Excess Withdrawals more than the GAWA. If an excess withdrawal occurs and the partial withdrawals during a rider year are more than the current guaranteed annual withdrawal amount, the Company will make the following adjustments:

                  (a) reduce the remaining withdrawal amount to equal the lesser of (1) the Contract Value immediately following the withdrawal, or (2) the previous remaining withdrawal amount reduced dollar for dollar by the amount of the withdrawal;

                  (b) reset the benefit basis to equal the lesser of (1) the Contract Value immediately following the withdrawal, or (2) the previous benefit basis reduced dollar for dollar by the amount of the withdrawal; and

                  (c) reset the lifetime benefit basis to equal the lesser of
                  (1) the Contract Value immediately following the withdrawal, or (2) the previous lifetime benefit basis reduced dollar for dollar by (i) the total of all partial withdrawals to date during the current rider year that were not excess withdrawals, otherwise (ii) the amount of the withdrawal.

If the Company reduces the resulting benefit basis as a result of the excess withdrawal, the Company will also reduce the GAWA. If the Company reduces the resulting lifetime benefit basis as a result of the excess withdrawal, the Company will also reduce the GALWA.

Excess Withdrawals more than the GALWA. If an excess withdrawal occurs and the partial withdrawals during a rider year are more than the current GALWA but less than the current GAWA, the Company will make the following adjustments:

                  (a) reduce the remaining withdrawal amount dollar for dollar by the amount of the withdrawal; and

                  (b) reset the lifetime benefit basis to equal the lesser of:
                  (1) the Contract Value immediately following the withdrawal; or (2) reduce the previous lifetime benefit basis dollar for dollar by (i) the total of all partial withdrawals to date during the current rider year, if prior partial withdrawals were made during the rider year that were not excess withdrawals, otherwise (ii) the amount of the withdrawal.

If the Company reduces the lifetime benefit basis as a result of the excess withdrawal, the Company will also reduce the GALWA.

Termination. You may terminate the GMWB rider on any date following the expiration of the minimum charge period shown on your Rider Data Page. In addition, the GMWB rider will automatically terminate on the earliest of:

                  (a) the date the remaining withdrawal amount is reduced to zero and there are no further guaranteed withdrawals allowed under the annual lifetime benefit option;

                  (b)      the Payout Date;

                  (c) the date due proof of death of the Annuitant is received;

                  (d) the date there is a change of Annuitant for any reason; or

                  (e)      the date you surrender your Contract.

For the GMWB to remain in effect, all of your net purchase payments and all of your Contract Value must be invested in an available benefit allocation model. You may transfer to another available benefit allocation model at anytime. However, if you discontinue allocating your net purchase payments and Contract Value to one of the available benefit allocation models, the GMWB will automatically terminate on the later of: (i) the last day of the minimum charge period as shown on the Rider Data Page; (ii) the date your Contract Value is transferred to an investment option other than an available benefit allocation model, or (iii) the date of change in allocation of purchase payments to an investment option other than an available benefit allocation model. On the date of that transfer or change of allocation to an investment option that is not an available benefit allocation model, your benefit basis and lifetime benefit basis will be reduced to zero, and you cannot step-up the benefit basis and lifetime benefit basis as described below.

Amount of your guaranteed withdrawals. The Company determines your GAWA by multiplying the benefit basis by the current annual withdrawal benefit percentage of 7%. Similarly, the Company determines your GALWA by multiplying the lifetime benefit basis by the annual lifetime benefit percentage shown on your Rider Data Page. The annual lifetime benefit percentage currently is 4% for annuitant less than age 60 on the rider date and it currently is 5% for Annuitants age 60 or more on the rider date. Any change in the benefit basis or lifetime benefit basis will also result in a change in the GAWA or GALWA, as appropriate. THE BENEFIT BASIS AND LIFETIME BENEFIT BASIS ARE USED ONLY TO CALCULATE THE GAWA AND GALWA. THE BENEFIT BASIS AND LIFETIME BENEFIT BASIS DO NOT ESTABLISH OR GUARANTEE A MINIMUM CONTRACT VALUE, SURRENDER VALUE, DEATH BENEFIT, OR RETURN FOR ANY SUBACCOUNT.

The benefit basis and the lifetime benefit basis are equal to your initial net purchase payment, plus any net purchase payments received during the window period. Currently, the first 12 months after contract issue, we limit the amount of window purchase payments that count toward this benefit to the maximum window purchase payment, currently two times your initial purchase payment. (This amount is shown on your Rider Data Page). You should carefully consider whether you want to make purchase payments after the window period or in excess of the maximum window purchase payment amount. SUCH PURCHASE PAYMENTS WILL INCREASE THE COST OF THE GMWB RIDER, AND WILL NOT PARTICIPATE IN ANY GMWB RIDER BENEFITS.

The Company will adjust the benefit basis/lifetime benefit basis if an excess withdrawal occurs. In addition, as discussed above, if you elect not to participate in an available benefit allocation model, the benefit basis and lifetime benefit basis will become zero and the GMWB rider will terminate.

Step-up. On your fifth rider anniversary (and any subsequent fifth rider anniversary following a step-up), you may, subject to certain conditions, "step-up" the benefit basis and lifetime benefit basis to equal your current Contract Value. You may step-up the benefit basis and lifetime benefit basis provided:

         a) you have not taken any withdrawals since the start date for the current benefit period;

         b)       your Contract Value is greater than zero;

         c) your Contract Value is greater than the benefit basis as of the step-up date;

         d)       the Annuitant is age 85 or younger as of the step-up date; and

         e) the Company receives your written request to step-up the benefit basis and lifetime benefit basis at its home office at least thirty (30) days prior to the end of the fifth (5th) rider year for the current benefit period. The step-up date will be the rider anniversary as of the end of that rider year.

If you elect the "step-up," the start date for the new benefit period will be the step-up date, and the benefit basis and lifetime benefit basis will equal your Contract Value as of the step-up date. A new minimum charge period will begin. The charge for the new benefit period may differ from the prior charge, but will not exceed the maximum rider charge of 1.00% of the average monthly Contract Value for the prior year.

For examples of the operation of the GMWB, see Appendix A to this supplement.

GMWB Charge. If you elect the GMWB, the Company will deduct a charge that compensates it for the costs and risks the Company assumes in providing this benefit. The Company will not deduct the GMWB charge after the Payout Date, nor will the Company assess the GMWB charge if a GMWB settlement were to occur. The current annual GMWB charge percentage is 0.50%. The Company has the right to change the current GMWB charge percentage for newly issued riders or if you step-up your benefit, but it will never exceed the maximum GMWB charge percentage which is 1.00%. The amount of the GMWB charge is calculated annually by multiplying the current annual GMWB charge percentage by the average monthly Contract Value for the prior year. The average monthly Contract Value is equal to the sum of each monthly Contract Value (the Contract Value as of the same day of the month as the Contract Issue Date) divided by the number of months. On each Contract Anniversary during the accumulation period, the Company will deduct the GMWB charge pro-rata from your Contract Value. A pro-rata portion of the charge also will be deducted upon Contract surrender, termination of the rider after the expiration of the minimum charge period, payment of death proceeds, or selection of an Income Payout Option, if the surrender, termination, payment of death proceeds or selection of an Income Payment Option does not occur on a Contract Anniversary. The charge for a year will be in proportion to the number of days since the prior Contract Anniversary.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

General. The Company designed the GMAB rider to protect you from poor investment performance during your Contract's accumulation period. The GMAB rider is available for an additional charge only when you purchase your Contract, and guarantees that on the expiration date of the benefit period, your Contract Value will at least equal the benefit basis less adjustments for partial withdrawals. The Company currently offers a 10 year benefit period for the GMWB rider. If, on the rider's expiration date, your Contract Value is greater than your benefit basis and you do not renew the benefit period or convert the rider to the GMWB, the Company will increase your Contract Value by the amount of all rider charges deducted during the most recent benefit period, and the rider will terminate. The increase in Contract Value will occur on the rider's expiration date, and the Company will allocate the increase pro-rata according to your purchase payment allocation instructions. You may elect either the GMWB or the GMAB, but not both optional benefits. YOU SHOULD NOT ELECT THE GMAB IF YOU ARE INTERESTED IN CURRENT PAYMENTS. PARTIAL WITHDRAWALS MAY REDUCE THE BENEFIT BASIS BY MORE THAN THE WITHDRAWAL AMOUNT. IF YOU ELECT THE GMAB FOR A QUALIFIED CONTRACT, TAX RULES MAY REQUIRE YOU TO TAKE WITHDRAWALS AFTER A CERTAIN DATE. See "Federal Tax Matters -- Taxation of Qualified Plans" on pages 31-32 of your Prospectus.

Electing the GMAB Rider. You may elect the GMWB rider if the Annuitant is no more than 85 years old on the Contract Issue Date. If you elect the GMAB rider, your net purchase payments and all your Contract Value must be allocated to one of the benefit allocation models the Company makes available for that purpose. The current benefit allocation models (by investment category and the Subaccounts in which the models invest) are:

          INVESTMENT CATEGORY                                      SUBACCOUNTS
----------------------------------------- ------------------------------------------------------------------
Balanced Fund                             100% Balanced
----------------------------------------- ------------------------------------------------------------------
Conservative 7-14 Years                    60% Bond
                                           20% Growth and Income Stock (formerly known as Emerging Growth)
                                            5% Multi-Cap Growth Stock
                                           10% High Income
                                            5% Mid-Cap Stock
----------------------------------------- ------------------------------------------------------------------
Conservative 15+ Years                     40% Bond
                                           30% Growth and Income Stock
                                            5% Multi-Cap Growth Stock (formerly known as Emerging Growth)
                                            5% International Stock
                                           10% High Income
                                            5% Capital Appreciation Stock
                                            5% Mid-Cap Stock
----------------------------------------- ------------------------------------------------------------------
Moderate 7-14 Years                        40% Bond
                                           20% Growth and Income Stock
                                            5% Multi-Cap Growth Stock(formerly known as Emerging Growth)
                                            5% International Stock
                                           10% Mid-Cap Stock
                                           10% High Income
                                           10% Capital Appreciation Stock
----------------------------------------- ------------------------------------------------------------------

Benefit Basis. Your benefit basis is equal to your initial purchase payment plus any purchase payments received during window period currently, the first 12 months after the issue date, minus adjustments for partial withdrawals. We limit the amount of window purchase payments that count toward your benefit basis to the maximum window purchase payment amount, currently two times your initial purchase payment. You should carefully consider whether you want to make purchase payments after the window period or in excess of the maximum window purchase payment amount (shown on your Rider Data Page). SUCH PURCHASE PAYMENTS WILL INCREASE THE COST OF THE GMAB RIDER, AND COULD NEGATIVELY IMPACT YOUR GMAB RIDER BENEFITS.

Partial Withdrawals. You may make a partial withdrawal from your Contract at anytime. If you make a partial withdrawal while the GMAB rider is in effect, however, the Company will reduce your benefit basis by the greater of:

         (a) the partial withdrawal amount, including associated surrender charges, if any; or

         (b) the proportion of your benefit basis withdrawn. The proportion of the is equal to (1) divided by (2), with the result multiplied by (3), where:

                  (1) = the partial withdrawal amount, including associated surrender charges and market value adjustments, if any;

                  (2) = the Contract Value immediately before the partial withdrawal; and

                  (3) = the benefit basis immediately before the partial withdrawal.

See the Appendix for examples of this calculation.

Step-Up. On your fifth rider anniversary (and each subsequent fifth rider anniversary for a renewal benefit period, or new benefit period following a step-up) , you have the one time opportunity to "step-up" your GMAB benefit basis to equal your current Contract Value and begin a new benefit period of the same duration as the prior benefit period. This option is available provided all of the following four conditions are met:

         (1) the expiration date for the new benefit period does not extend past the Contract Anniversary following the Annuitant's 85th birthday or 10 years from the Contract Issue Date, if later;

         (2)      your benefit basis is greater than zero;

         (3) your Contract Value is greater than the benefit basis as of the step-up date; and

         (4) the Company receives your written request to step-up the benefit in its home office at least thirty (30) days before the end of the fifth (5th) rider year for the benefit period. The step-up date will be the rider anniversary as of the end of that rider year.

If you elect the "step-up," a new benefit period with a start date equal to the step-up date will begin. A new minimum charge period also will begin. The charge for the GMAB rider, as "stepped-up," may differ than the charge for the prior benefit period, but will not exceed the maximum rider charge of 1.00% of the average monthly Contract Value for the prior year.

Termination. You may terminate the GMAB rider on any date following the expiration of the minimum charge period of 7 years. In addition, the GMAB rider will automatically terminate on the earliest of:

                  (a)      the expiration date of the benefit period;

                  (b)      the Payout Date;

                  (c) the date due proof of death of the Annuitant is received;

                  (d) the date there is a change of Annuitant for any reason; or

                  (e)      the date you surrender your Contract.

For the GMAB rider to remain in effect, all of your net purchase payments and Contract Value must be invested in an available benefit allocation model. You may transfer to another available benefit allocation model at anytime. However, if you elect to discontinue using the available benefit allocation models, the GMAB rider will automatically terminate. The termination will occur on the later of (a) the last day of the minimum charge period shown on the Rider Data Page,
(b) the date your Contract Value is transferred to an investment option other than an available benefit allocation model, or (c) the date of change in allocation of purchase payments to an investment option other than an available benefit allocation model. As of the date of such transfer or allocation change, the benefit basis will be reduced to zero, you will not be permitted to step-up your benefit basis or renew a benefit period (described below), and you cannot convert the GMAB to the GMWB rider (described below).

Renewal and Conversion. You may renew the GMAB as of its expiration date, provided certain conditions are met. The renewal benefit period must be the same duration as the expiring benefit period, and cannot extend beyond the Contract Anniversary following the Annuitant 85th birthday or 10 years from the Contract Issue Date, if later. In addition, at the time of renewal, your benefit basis must be greater than zero and your Contract Value must be greater than your benefit basis. The Company must receive your written request to renew the benefit period at its home office at least 30 days before the expiration date. The GMAB rider charge may change, but in no event will the charge be greater than the maximum rider charge of 1.00% of the average monthly Contract Value for the prior year. The minimum charge period of 7 years will begin as of the renewal date.

You may also convert the GMAB rider to a GMWB rider (if the GMWB rider is offered) on a rider anniversary. To convert the rider, your benefit basis must be greater than zero, the Annuitant must be age 85 or younger as of the date of conversion, and the Company must receive your written request for conversion at its home office at least thirty (30) days before a rider anniversary.

If you convert the GMAB rider to the GMWB rider, the date of the conversion will be the rider anniversary date following receipt of your request. The benefit basis and the lifetime benefit basis for the GMWB will equal your Contract Value on the date of conversion.

GMAB Charge. If you elect the GMAB, the Company will deduct a charge that compensates it for the costs and risks it assumes in providing this benefit. The Company deducts the GMAB charge even if your benefit basis is zero. The current annual GMAB charge percentage is 0.50%. The Company has the right to change the current GMAB charge percentage for newly issued riders or if you step-up or renew your benefit period, but it will never exceed the maximum GMAB charge percentage which is 1.00%. The amount of the GMAB charge is calculated annually by multiplying the current annual GMAB charge percentage by the average monthly Contract Value for the prior year. The average monthly Contract Value is equal to the sum of each monthly Contract Value (the Contract Value as of the same day of the month as the Contract Issue Date) divided by the number of months. On each Contract Anniversary during the accumulation period, the Company will deduct the GMAB charge pro-rata from your Contract Value. A pro-rata portion of the charge also will be deducted upon Contract surrender, termination of the rider after the expiration of the minimum charge period, payment of death proceeds, or selection of an Income Payout Option, if the surrender, termination, payment of death proceeds or selection of an Income Payment Option does not occur on a Contract Anniversary. The charge for a year will be in proportion to the number of days since the prior Contract Anniversary.

For examples of the operation of the GMAB, see Appendix A to this supplement.

FEDERAL TAX MATTERS

The following is added after the last sentence in the section captioned "Federal Tax Matters -- Taxation of Annuities -- Partial Withdrawals and Surrenders" on page 29 of your Prospectus.

However, if you purchase the GMWB rider and you take a withdrawal or other distribution from your Contract (and the Contract Value has not been reduced to zero or less), the amount in excess of the greater of:

         (1)      Contract Value, or

         (2) GMWB benefit basis or lifetime benefit basis over your investment in the Contract will be treated by us as a taxable distribution.


                                      * * *

If you have any questions, please contact your agent, or call our service center. Please retain this supplement with your MEMBERS Variable Annuity III Prospectus for your future reference.

                                   APPENDIX A

GMWB EXAMPLES

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 and an issue age of 35. This means:

         o        the benefit basis is $100,000;

         o        the remaining withdrawal amount is $100,000;

         o        the guaranteed annual withdrawal amount (GAWA) is $7,000;

         o        the lifetime benefit basis is $100,000; and

         o the guaranteed annual lifetime withdrawal amount (GALWA) is $4,000.

EXAMPLE 1: Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

         o the benefit basis is $150,000, which is the prior benefit basis plus the additional purchase payment;

         o the remaining withdrawal amount is $150,000, which is the prior remaining withdrawal amount plus the additional purchase payment;

         o        the GAWA is $10,500, which is 7% of the new benefit basis;

         o the lifetime benefit basis is $150,000, which is the prior lifetime benefit basis plus the additional purchase payment; and

         o the GALWA is $6,000, which is 4% of the new lifetime benefit basis.

EXAMPLE 2: Starting with the Base Assumptions, the Owner withdraws the GALWA ($4,000) after the first contract anniversary.

         o the benefit basis is $100,000, this does not change because the withdrawal is less then the $7,000 GAWA;

         o the remaining withdrawal amount is $96,000, the prior remaining withdrawal amount minus the $4,000 guaranteed withdrawal;

         o the GAWA is $7,000, this does not change because the withdrawal is less then the $7,000 GAWA;

         o the lifetime benefit basis is $100,000, this does not change because the guaranteed withdrawal does not exceed the $4,000 GALWA; and

         o the GALWA is $4,000, this does not change because the guaranteed withdrawal does not exceed the $4,000 GALWA.

EXAMPLE 3: Starting with the Base Assumptions, the Owner withdraws the GAWA ($7,000) after the first contract anniversary and contract value is $110,000 at the time of the withdrawal.

         o The benefit basis is $100,000, this does not change because the withdrawal does not exceed the $7,000 GAWA;

         o The remaining withdrawal amount is $93,000, the prior remaining guaranteed withdrawal amount minus the $7,000 withdrawal;

         o The GAWA is $7,000, this does not change because the guaranteed withdrawal does not exceed the $7,000 GAWA;

         o the lifetime benefit basis is adjusted to $93,000 since the guaranteed withdrawal exceeds the $4,000 GALWA, this value is adjusted to be the lesser of (1) or (2) below:

                  1.       the prior lifetime benefit basis less the withdrawal:
                           $100,000 - $7,000 = $93,000; or

                  2. the Contract Value after the withdrawal: $110,000 - $7,000 = $103,000.

         o The GALWA is $3,720, which is 4% of the new lifetime benefit basis.

EXAMPLE 4: Starting with the Base Assumptions, the owner withdraws $50,000 and contract value is $150,000 at the time of the withdrawal (no prior withdrawals have occurred).

         o The benefit basis is adjusted to $50,000 since the guaranteed withdrawal exceeds the $7,000 GALWA. The adjusted value is calculated as the lesser of (1) or (2) below:

                  1.       The prior benefit basis less the withdrawal: $100,000
                           - $50,000 = $50,000; or

                  2. The Contract Value after the withdrawal: $150,000 - $50,000 = $100,000.

         o The remaining withdrawal amount is adjusted to $50,000 since the guaranteed withdrawal exceeds the $7,000 GAWA. The adjustment is calculated as the lesser of (1) or (2) below:

                  1. The prior remaining withdrawal amount less the withdrawal: $100,000 - $50,000 = $50,000; or

                  2. The Contract Value after the withdrawal: $150,000 - $50,000 = $100,000.

         o        The GAWA is $3,500, which is 7% of the new benefit basis;

         o The lifetime benefit basis is adjusted to $50,000 since the guaranteed withdrawal exceeds the $4,000 GALWA. The adjusted amount is the lesser of (1) or (2) below:

                  1.       The prior lifetime benefit basis less the withdrawal:
                           $100,000 - $50,000 = $50,000; or

                  2. The Contract Value after the withdrawal: $150,000 - $50,000 = $100,000.

         o The GALWA is $2,000, which is 4% of the new lifetime benefit basis.

EXAMPLE 5: Starting with the Base Assumptions, the owner withdraws $50,000 and contract value is $80,000 at the time of the withdrawal (no prior withdrawals have occurred).

         o The benefit basis is adjusted to $30,000 since the guaranteed withdrawal exceeds the $7,000 GALWA. The adjusted basis is the lesser of (1) or (2) below:

                  1.       The prior benefit basis less the withdrawal: $100,000
                           - $50,000 = 50,000; or

                  2. The Contract Value after the withdrawal: $80,000 - $50,000 = $30,000.

         o The remaining withdrawal amount is adjusted to $30,000 since the guaranteed withdrawal exceeds the $7,000 GAWA. The value is adjusted to be the lesser of (1) or (2) below:

                  1. The prior remaining withdrawal amount less the withdrawal: $100,000 - $50,000 = $50,000; or

                  2. The Contract Value after the withdrawal: $80,000 - $50,000 = $30,000.

         o        The GAWA is $2,100, which is 7% of the new benefit basis;

         o The lifetime benefit basis is adjusted to $30,000 since the guaranteed withdrawal exceeds the $4,000 GALWA. The adjusted value is the lesser of (1) or (2) below:

                  1.       The prior lifetime benefit basis less the withdrawal:
                           $100,000 - $50,000 = $50,000; or

                  2. The Contract Value after the withdrawal: $80,000 - $50,000 = $30,000

         o The GALWA is $1,200, which is 4% of the new lifetime benefit basis.

GMAB EXAMPLES

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 and an issue age of 35. This means the benefit basis is $100,000.

EXAMPLE 1: The Owner makes an additional purchase payment of $50,000 within the window period. The benefit basis is $150,000, which is the prior benefit basis plus the additional purchase payment.

EXAMPLE 2: Starting with the Base Assumptions, the Owner withdraws $50,000 and Contract Value is $150,000 at the time of the withdrawal (no prior withdrawals have occurred).

         o The adjustment to the benefit basis is $50,000 which is the greater of:

                  o        The withdrawal of $50,000; or

                  o The proportion of the benefit basis withdrawn of $33,333.33. This is calculated as which is (1) divided by (2) with the result multiplied by (3):

                           1.       partial withdrawal amount: $50,000;

                           2. Contract Value immediately prior to the withdrawal: $150,000

                           3. the benefit basis immediately prior to the withdrawal: $100,000

                  o        So the proportion of the benefit basis withdrawn:
                           ($50,000 / $150,000)*$100,000 = $33,333.33

         o Therefore the benefit basis is adjusted to $50,000 ($100,000 prior basis less $50,000 adjustment calculated above).

EXAMPLE 3: Starting with the Base Assumptions, the Owner withdraws $50,000 and Contract Value is $80,000 at the time of the withdrawal (no prior withdrawals have occurred).

         o The adjustment to the benefit basis is $50,000 which is the greater of:

                  o The prior benefit basis less the withdrawal of $50,000; or

                  o The proportion of the benefit basis withdrawn of $33,333.33. This is calculated as which is (1) divided by (2) with the result multiplied by (3):

                           4.       partial withdrawal amount: $50,000;

                           5. Contract Value immediately prior to the withdrawal: $80,000

                           6. the benefit basis immediately prior to the withdrawal: $100,000

         o So the proportion of the benefit basis withdrawn: ($50,000 / $80,000)*$100,000 = $62,500

o Therefore the benefit basis is adjusted to $37,500 ($100,000 prior basis less $62,500 adjustment calculated above).

This registration statement included by reference the prospectus dated May 2, 2005 for the contracts as filed in post effective amendment #2 to the registration statement on Form N-4 (333-116426) filed on April 28, 2005.

                          MEMBERS VARIABLE ANNUITY III

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information ("SAI") contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This SAI is not a Prospectus, and it should be read only in conjunction with the Prospectus for the following

         MEMBERS Variable Annuity III Contract, dated January __, 2006.

The Prospectus for the Contract is dated the same as this SAI. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                               January ____, 2006

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS..............................................1

         The Contract.......................................................1
         Incontestability...................................................1
         Misstatement of Age or Gender......................................1
         Participation......................................................1
         Section 403(b) Contract Loans......................................1
         Loan Amounts.......................................................1
         Loan Processing....................................................1
         Loan Interest......................................................1

PRINCIPAL UNDERWRITER.......................................................2

VARIABLE INCOME PAYMENTS....................................................3

         Assumed Investment Rate............................................3
         Amount of Variable Income Payments.................................3
         Income Unit Value..................................................3

OTHER INFORMATION...........................................................4

EXPERTS.....................................................................4

FINANCIAL STATEMENTS........................................................4

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER

If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and gender (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each income payment.

SECTION 403(b) CONTRACT LOANS

LOAN AMOUNTS

Generally, Owners of Contracts issued in connection with Code Section 403(b) retirement programs may borrow up to the lesser of (1) the maximum loan permitted under the Code, or (2) 100% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. The Company will only make Contract loans after approving a written request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.

LOAN PROCESSING

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Fixed Contract Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Fixed Account Option. The Owner must indicate in the loan application from which Subaccount or Fixed Account Option, and in what amounts, Contract Value is to be transferred to the Loan Account. Loans may be repaid by the Owner at any time before the Payout Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Fixed Period(s) as requested by the Owner. Any transfer to a Fixed Period must be at least $1,000. A request to transfer less will be transferred to the Money Market Subaccount. Loan repayments are not allowed to the DCA One Year Fixed Period. Amounts transferred from the Fixed Amount to the Loan Account may be subject to a market value adjustment.

LOAN INTEREST

The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate information from the Company. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account This transfer will therefore increase the loan amount.

ADDITIONAL LOAN TERMS AND LOAN DEFAULT

If at any time the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a written notice of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 60 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan payment within 60 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70-1/2). The Owner is allowed a 60-day grace period from the end of quarter installment due date. If the amount due by the end of the quarter is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code section 403(b).

EFFECT OF DEATH ON LOAN

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

PRINCIPAL UNDERWRITER

The Contract is offered to the public on a continuous basis. The Company anticipates continuing to offer the Contract, but reserves the right to discontinue the offering.

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), the Company, serves as principal underwriter for the Contract. CUNA Brokerage is a Iowa corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CUNA Brokerage is an indirect, wholly owned subsidiary of the Company, and is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. CUNA Brokerage offers the Contract through its sales representatives. CUNA Brokerage also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as the Company's insurance agents.

CUNA Brokerage received sales compensation with respect to the Contract in the following amounts during the periods indicated: TO BE INCLUDED IN AMENDMENT.

                    Aggregate Amount of Commissions Paid        Aggregate Amount of Commissions Retained by CUNA Brokerage
  Fiscal Year                to CUNA Brokerage*                 After Payments to its Registered Persons and Selling Firms
  -----------       ------------------------------------        ----------------------------------------------------------
      2005                             $                                                    $

CUNA Brokerage passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contract. However, under the distribution agreement with CUNA Brokerage, the Company may pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contract. The Company also pays for CUNA Brokerage's operating and other expenses.

The Company may pay certain selling firms additional amounts for: (1) sales promotions relating to the Contract; (2) costs associated with sales conferences and educational seminars for their sales representatives; and (3) other sales expenses incurred by them. The Company and/or CUNA Brokerage may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. During the last fiscal year, in conjunction with CUNA Brokerage, the Company paid the one selling firm the amount shown below in addition to sales commissions.

TO BE INCLUDED IN AMENDMENT.


  Name of Selling Firm and
  Principal Business Address                 Aggregate Amount Paid During Last Fiscal Year                For
  --------------------------                 ---------------------------------------------                ---
                                                                $

VARIABLE INCOME PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable income payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE INCOME PAYMENTS

The amount of the first variable income payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable income payment as of the Payout Date, the Income Payout Option selected, and the age and gender (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first income payment under each Income Payout Option for each $1,000 applied at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable income payment derived from a Subaccount is divided by the Income Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Income Units for Income Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable income payment derived from each Subaccount is determined by multiplying the number of Income Units of that Subaccount attributable to that Contract by the value of such Income Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Income Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable income payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of income payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable income payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first income payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first income payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Income Payments" in the Prospectus.)

INCOME UNIT VALUE

The value of an Income Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Income Unit value for each Subaccount's first Valuation Period was set at $100. The Income Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1)      is the Accumulation Unit value for the current Valuation
                  Period;

         (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

         (3) is the Income Unit value for the immediately preceding Valuation Period; and

         (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable income payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Income Unit value and the amount of several variable income payments based on one Subaccount.


ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE
------------------------------------------------
1.  Accumulation Unit value for current Valuation Period                           12.56
2.  Accumulation Unit value for immediately preceding Valuation Period             12.55
3.  Income Unit value for immediately preceding Valuation Period                  103.41
4.  Factor to compensate for the assumed investment rate of 3.5%              0.99990575
5.  Income Unit value of current Valuation Period ((1)/(2)) x (3) x (4)           103.48


ILLUSTRATION OF VARIABLE INCOME PAYMENTS
----------------------------------------
1.  Number of Accumulation Units at Annuity Date                              1,000.00
2.  Accumulation Unit value                                                $     18.00
3.  Adjusted Contract Value (1) x (2)                                      $ 18,000.00
4.  First monthly income payment per $1,000 of adjusted Contract Value     $      5.63
5.  First monthly income payment (3) x (4) / 1,000                         $    101.34
6.  Income Unit value                                                      $     98.00
7.  Number of Income Units (5) / (6)                                             1.034
8.  Assume Income Unit value for second month equal to                     $     99.70
9.  Second monthly income payment (7) x (8)                                $    103.09
10.  Assume Income Unit value for third month equal to                     $     95.30
11.  Third monthly income payment (7) x (10)                               $     98.54

OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

EXPERTS

TO BE INCLUDED IN AMENDMENT FILING.

FINANCIAL STATEMENTS

TO BE INCLUDED IN AMENDMENT FILING.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement. -- TO BE FILED BY AMENDMENT.

(b)      Exhibits

         1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

         2.       Not Applicable.

         3.(a) Form of Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

         (b) Form of Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

         4.(a) Form of Variable Annuity Contract. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004. (i) FORM OF VARIABLE ANNUITY CONTRACT. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT 3 TO FORM N-4 REGISTRATION STATEMENT (FILE NO. 333-116426) WITH THE COMMISSION ON NOVEMBER 15, 2005.

         (b) Form of Fixed Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (c) Form of Loan Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (d) Form of Additional Income Option Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (e) Form of 3% Annual Guarantee Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (f) Form of Earnings Enhanced Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (g) Form of Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (h) Form of Change of Annuitant Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         (i) Form of Income Payment Endorsement. Incorporated herein by reference to post-effective amendment 2 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 28, 2005.

         (J) FORM OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT 3 TO FORM N-4 REGISTRATION STATEMENT (FILE NO. 333-116426) WITH THE COMMISSION ON NOVEMBER 15, 2005.

         (K) FORM OF GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT 3 TO FORM N-4 REGISTRATION STATEMENT (FILE NO. 333-116426) WITH THE COMMISSION ON NOVEMBER 15, 2005.

         5.(a) Form of Variable Annuity Application. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

         6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

         (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

         (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on February 28, 2002.

         7.       Not Applicable.

         8.       Not Applicable.

         9.       Opinion and Consent of Counsel from Steve Suleski

         10.      Deloitte & Touche LLP Consent. TO BE FILED BY AMENDMENT.

         11.      Not applicable.

         12.      Not applicable.

         13.      Not applicable.

         14.      Not applicable.

         15. Powers of Attorney dated February 26, 2005. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-116426) filed with the Commission on February 28, 2005.

                  (i) POWER OF ATTORNEY DATED JUNE 30, 2005. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT NUMBER 3 TO FORM N-4 REGISTRATION STATEMENT (FILE NO. 333-116426) FILED WITH THE COMMISSION ON NOVEMBER 15, 2005.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY


Name                                                 Position/Office
----                                                 ---------------
DIRECTORS

Eldon R. Arnold**                                    Director & Vice Chairman of the Board
James L. Bryan**                                     Director
Loretta M. Burd**                                    Director & Chairman of the Board
William B. Eckhardt                                  Director
Joseph J. Gasper, Jr.**                              Director
Thomas R. Graham**                                   Director
Bert J. Hash, Jr.                                    Director
Thomas C. Jones**                                    Director
Victoria W. Miller**                                 Director
C. Alan Peppers**                                    Director
Jeff Post**                                          Director
Neil A. Springer**                                   Director
Farouk D.G. Wang**                                   Director
Larry T. Wilson**                                    Director


EXECUTIVE OFFICERS -- AS OF NOVEMBER 11, 2005

David P. Marks**                                     CUNA Mutual Life Insurance Company*
                                                     Executive Vice President and Chief Officer - Investments

Jeffrey D. Holley**                                  CUNA Mutual Life Insurance Company*
                                                     Executive Vice President and Chief Finance Officer

David Lundgren**                                     CUNA Mutual Life Insurance Company*
                                                     Executive Vice President and Chief Administrative Officer

Jeff Post**                                          CUNA Mutual Life Insurance Company*
                                                     President and Chief Executive Officer

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

         Persons Controlling, Controlled by or Under Common Control with
   THE INVESTMENT ADVISER, PRINCIPAL UNDERWRITER, SPONSORING INSURANCE COMPANY

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                          CUNA Mutual Insurance Society
                   Organizational Chart As Of November 1, 2005


                * Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society
Business:  Life, Health & Disability Insurance
May 20, 1935*
State of domicile:  Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.       CUNA Mutual Investment Corporation
         Business:  Holding Company
         October 15, 1972*
         State of domicile:  Wisconsin

         CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

         a.       CUMIS Insurance Society, Inc.
                  Business:  Corporate Property/Casualty Insurance
                  May 23, 1960*
                  State of domicile:  Wisconsin

         b.       CUNA Brokerage Services, Inc.
                  Business:  Brokerage
                  July 19, 1985*
                  State of domicile:  Wisconsin

         c.       CUNA Mutual General Agency of Texas, Inc.
                  Business:  Managing General Agent
                  August 14, 1991*
                  State of domicile:  Texas

                  (1)      MEMBERS Financial Services, Inc.
                           Business: Local Recording Agent (LRA) for the selling of property and casualty coverage to Texas CU members Incorporated September 5, 1973 under the name of Members Insurance Agency, Inc., later changed its name to CUNA Mutual Insurance Agency of Texas, Inc., and effective August 7, 2003, changed its name again to MEMBERS Financial Services, Inc. Ownership: For Regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock. State of domicile: Texas

         d.       MEMBERS Life Insurance Company
                  Business:  Credit Disability/Life/Health
                  February 27, 1976*
                  State of domicile:  Wisconsin
                  Formerly CUMIS Life & CUDIS

         e.       International Commons, Inc.
                  Business:  Special Events
                  January 13, 1981*
                  State of domicile:  Wisconsin

         f.       CUNA Mutual Mortgage Corporation
                  Business:  Mortgage Servicing
                  November 20, 1978* Incorporated
                  December 1, 1995 Wholly Owned
                  State of domicile:  Wisconsin

         g.       CUNA Mutual Insurance Agency, Inc.
                  Business:  Leasing/Brokerage
                  March 1, 1974*
                  State of domicile:  Wisconsin
                  Formerly CMCI Corporation

                  CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)      CUNA Mutual Casualty Insurance
                                    Agency of Mississippi, Inc.
                                    Business:  Property & Casualty Agency
                                    June 24, 1993*
                                    State of domicile:  Mississippi

                           (2)      CUNA Mutual Insurance Agency of
                                    Massachusetts, Inc.
                                    Business:  Brokerage of Corporate &
                                    Personal Lines
                                    January 27, 1995*
                                    State of domicile:  Massachusetts

         h.       Stewart Associates Incorporated
                  Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
                  March 6, 1998
                  State of domicile:  Wisconsin

         i.       CMG Mortgage Assurance Company
                  Formerly Investors Equity Insurance Company, Inc.
                  Business:  Private Mortgage Insurance
                  50% ownership by CUNA Mutual Investment Corporation
                  50% ownership by PMI Mortgage Insurance Company
                  Incorporated in California on March 3, 1969
                  Acquired by CUNA Mutual Investment Corporation April 14, 1994 State of domicile: Wisconsin

         j.       CUNA Mutual Business Services, Inc.
                  Business:  Financial Services
                  Incorporated April 22, 1974
                  Wholly owned March 6, 2000
                  State of domicile:  Wisconsin

         k.       Lending Call Center Services, LLC
                  Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions
                  Incorporated June 24, 2002
                  Ownership 92% by CUNA Mutual Investment Corporation Ownership 8% by various state credit union leagues

         l.       MEMBERS Trust Company (MTC)
                  Business: MTC will offer an array of estate financial planning services to members through their credit unions.
                  Incorporated 2003
                  MTC will operate independently from Suncoast and CUNA
                  Mutual with shares of ownership to be sold to credit unions and credit union entities.

         m.       Lenders Protection, LLC
                  Business: Limited Liability Company
                  Owned 50% CUNA Mutual Insurance Society and 50%
                  Open Lending, Inc.
                  State of domicile:  Delaware

         n.       Union Charter Holding, LLC
                  Business:  Holds 100% of Union Financial Services, LLC
                  Acquired January 7, 2005           Formed November 9, 2004
                  Domiciled in Delaware

                           (1)      Union Financial Services, LLC
                                    Industrial Loan Company
                                    Domiciled in Utah

2.       C.U.I.B.S. Pty. Ltd.
         Business:  Brokerage
         February 18, 1981*
         Country of domicile:  Australia

3.       CUNA Caribbean Insurance Society Limited
         Business:  Life and Health
         July 4, 1985*
         Country of domicile:  Trinidad and Tobago

         CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

         a.       CUNA Caribbean Insurance Services Limited
                  Business: Consultants, Advisors and Managers for Insurance & Pension Plans
                  Incorporated November 26, 1991
                  Country of domicile:  Trinidad and Tobago

4.       CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business:  Holding Company
         September 17, 1999*
         Country of domicile:  Australia

         CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

         a.       CUNA Mutual Life Australia, Ltd.
                  Business:  Life Insurance
                  October 15, 1999
                  Country of domicile:  Australia

5.       CUNA Mutual Group, Limited
         Business:  Brokerage
         May 27, 1998
         Country of domicile:  U.K.

6.       CUNA Mutual Group Services (Ireland) Limited
         Business: Insurance Services (currently seeking authorization to provide Sales & Marketing Services)
         June 6, 2003
         Country of domicile:  Ireland

7.       CUNA Mutual Life Assurance (Europe), Limited
         Business:  All kinds of life assurance business
         Incorporated July 23, 2004   Authorized August 1, 2005
         Country of domicile:  Ireland

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C.U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

2.       The CUMIS Group Limited
         77.4% ownership by CUNA Mutual Insurance Society
         December 31, 1991

         The CUMIS Group Limited is the 100% owner of the following companies:

         a.       CUMIS Life Insurance Company
                  Business: Creditor Group, Individual Life and Disability Insurance
                  January 1, 1977
                  Country of domicile:  Canada

         b.       CUMIS General Insurance Company
                  Business:  Property & Casualty Insurance
                  July 1, 1980
                  Country of domicile:  Canada

         c.       MemberCARE Financial Services Limited
                  Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program
                  August 1, 1993
                  Country of domicile:  Canada

         d.       MemberCARE Financial Services Partnership
                  Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS
                  Life Insurance Company.
                  January 1, 1997 -- CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%. Country of domicile: Canada

         e.       Canadian Northern Shield Insurance Company
                  Business:  Property & Casualty Insurance
                  February 1, 1985
                  Country of domicile:  British Columbia, Canada

         f.       CUMIS Services Limited
                  Business:  Acquisitions and Insurance Agency Management
                  Services
                  June 1, 2000
                  Country of domicile:  Canada

         g.       WESTCU Insurance Services Limited
                  Business:  Insurance Agency Management
                  June 21, 2000
                  Country of domicile:  Westminster, Canada

         The CUMIS Group Limited is the 50% owner of the following companies:

         a.       CREDENTIAL FINANCIAL, INC.
                  Business: Holding Company with ownership in a number of insurance and securities distribution companies
                  Acquired January 2004
                  Country of domicile:  Canada


3.       MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992

4.       CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
         Company)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Mortgage Insurance Company
         April 14, 1994

5.       CMG Mortgage Reinsurance Company
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Insurance Company
         July 26, 1999

6.       Credit Union Service Corporation
         Atlanta, Georgia
         Owned by Credit Union National Association, Inc. and 18 state league organizations March 26, 1996 -- CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

7. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

         CUNA Mutual Australia Limited is the 100% owner of the following companies:

         a.       CUNA Mutual Insurance Brokers Pty Limited
                  Business: Brokerage
                  Incorporated as NCUIS Brokers February 6, 1986
                  Renamed on September 3, 2002
                  Country of Domicile:  Australia

         b.       CUNA Mutual Technology Services Australia Pty Limited
                  Business:  Technology Services
                  Incorporated as Direct Insurance Network International on August 31, 2000
                  Renamed on September 3, 2002
                  Country of Domicile:  Australia

The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                           (1)  CUNA Mutual Insurance Brokers Pty Limited
                                Business: Brokerage
                                Incorporated as NCUIS Brokers February 6, 1986 Renamed on September 3, 2002
                                Country of Domicile: Australia

8.       CUNA Strategic Services, Inc.
         CUNA Mutual Insurance Society owns 200.71 shares
         December 31, 1999

9.       China Credit Co-operative Services, Limited
         Business: Hong Kong Holding Company; provide technology and business consulting in support of the PRC operations of CUNA Mutual Group. Incorporated November 21, 2003
         Effective March 2, 2004, owned 70% by CUNA Mutual Insurance Society and 30% by IFC Country of domicile: China

         The following company is a wholly-owned subsidiary of China Credit Co-operative Services, Limited:

         a.       CCC Services, Limited
                  Incorporated December 3, 2003
                  Country of domicile:  China

         b. CUNA Mutual Consulting Services (Guangdong) Company Limited (CMCSC Ltd.)
                  Business: To give us a corporate presence in the PRC, and to facilitate transactions and payments among our Hong Kong companies, and our RCCU partners.
                  Incorporated July 1, 2004
                  Country of domicile:  China
Partnerships

1.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. -- General Partner
         Credit Unions in Washington -- Limited Partners
         June 14, 1993

2.       MEMBERS Development Company LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Credit Unions & CUSOs
         September 24, 1999

         a. MEMBERS Business Solutions Company, LLC is 100% owned by MEMBERS Development Company, LLC; effective 5/27/04; created to provide business services to credit unions and other related entities, and to engage in any lawful business or activity permitted under the Act and to do any and all other actions and things that may be necessary, incidental or convenient to accomplish these purposes.

3.       The Center for Credit Union Innovation LLC
         33.3% ownership by CUNA Mutual Insurance Society 33.3% ownership by CUNA & Affiliates 33.3% ownership by American Association of Credit Union Leagues
         January 5, 2000

4.       HRValue Group LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Leagues & League Service Organizations
         December 1, 2000

Affiliated (Nonstock)

1.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

2.       CUNA Mutual Life Insurance Company
         July 1, 1990

3.       CUNA Mutual Insurance Society Political Action Committee
         Business: Increase the effectiveness of CUNA Mutual Group's participation in lobbying and other legislative advocacy activities.
         Created:  June 24, 2004

                       CUNA Mutual Life Insurance Company
                   Organizational Chart As of November 1, 2005

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End:  December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.       MEMBERS Capital Advisors, Inc.
         An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation
         July 16, 1982

         MEMBERS Capital Advisors, Inc. is the investment adviser of:
         Ultra Series Fund
         MEMBERS Mutual Funds
         CU System Funds

2.       CMIA Wisconsin, Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         May 29, 1998

3.       League Insurance Agency, Inc.
         (Wholly owned by CMIA Wisconsin, Inc.)
         Business:  Insurance Agency
         Incorporated on August 16, 1973
         Acquired on August 31, 2000
         State of domicile:  Connecticut

         League Insurance Agency is the 100% owner of the following subsidiary:

         a.       Member Protection Insurance Plans
                  Business:  Insurance Agency
                  Incorporated on August 21, 1991
                  Acquired on August 31, 2000
                  State of domicile:  Connecticut

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of October 31, 2005, there were 768 non-qualified contracts outstanding and 1,189 qualified contracts outstanding.

ITEM 28.  INDEMNIFICATION.

         Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

         (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

         (b)      Officers and Directors of CUNA Brokerage.


Name and Principal                  Positions and Offices              Positions and Offices
Business Address                    With the Underwriter               With Registrant
------------------                  --------------------               -----------------
Mark E. Backes**                    Vice President                     Vice President

Grael B. Barker                     Director                           None

Peter H. Corning*                   Secretary and Treasurer            Vice President

Dennis J. Godfrey                   Director & Chairman                None

Katherine I. Grete**                Assistant Treasurer                Business Finance Team
                                                                       Financial Analysis Manager

Timothy Halevan**                   Chief Compliance Officer           Chief Compliance Officer

John W. Henry*                      Director, Vice Chairman            Senior Vice President -- Members
                                    & President                        Solutions Group

Kevin T. Lenz*                      Director                           Senior Vice President -- Members
                                                                       Solutions Group

Sheila M. Kittleson**               Assistant Treasurer                Business Finance Team Cost Analyst Manager

Tracy K. Lien*                      Assistant Secretary                Senior Law Specialist

Steve R. Suleski*                   Vice President                     Vice President -- Legal

Mark T. Warshauer*                  Director                           Senior Vice President

Mark K. Willson*                    Assistant Secretary                Assistant Vice President -- Associate
                                                                       General Counsel

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

         (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts will have been filed as exhibits under Item 24(b)(3) on or before the date of effectiveness of the registration statement covering the contracts described herein. The Company intends to pay a dealer concession of approximately 7.25 percent, as will be more fully described in Schedule A of the Servicing Agreement. TO BE FILED BY AMENDMENT.


                  (1)                             (2)                    (3)                  (4)                  (5)
     Name of Principal Underwriter         Net Underwriting        Compensation on         Brokerage          Compensation
                                             Discounts and           Redemption           Commissions
                                              Commissions
-------------------------------------      -----------------       ---------------        -----------         -----------
                                                   $                      0                    $                    $
CUNA Brokerage Services, Inc.

ITEM 30. LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31.  MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 10th day of November, 2005.


                                      CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                      (REGISTRANT)
                                      BY CUNA MUTUAL LIFE INSURANCE COMPANY



                                      By: /s/ Jeff Post
                                          ------------------------
                                          Jeff Post
                                          President


Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 10th day of November, 2005.





                                      CUNA MUTUAL LIFE INSURANCE COMPANY
                                      (DEPOSITOR)



                                      By: /s/ Jeff Post
                                          ------------------------
                                          Jeff Post
                                          President

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 3 for this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.

SIGNATURE AND TITLE                   DATE       SIGNATURE AND TITLE                       DATE

/S/ ELDON R. ARNOLD                     *        /S/ VICTORIA W. MILLER                      *
-------------------------------                  -----------------------------------
Eldon R. Arnold, Director                        Victoria W. Miller, Director

/S/ JAMES L. BRYAN                      *        /S/ C. ALAN PEPPERS                         *
-------------------------------                  -----------------------------------
James L. Bryan, Director                         C. Alan Peppers, Director

/S/ LORETTA M. BURD                     *        /S/ JEFF POST                               *
-------------------------------                  -----------------------------------
Loretta M. Burd, Director                        Jeff Post, Director

/S/ WILLIAM B. ECKHARDT                 **       /S/ NEIL A. SPRINGER                        *
-------------------------------                  -----------------------------------
William B. Eckhardt, Director                    Neil A. Springer, Director

/S/ JOSEPH J. GASPER                    *        /s/ Steve Suleski                        11/15/05
-------------------------------                  -----------------------------------
Joseph J. Gasper, Director                       Steve Suleski, Attorney-In-Fact

/S/ THOMAS R. GRAHAM                    *        /S/ FAROUK D. G. WANG                       *
-------------------------------                  -----------------------------------
Thomas R. Graham, Director                       Farouk D. G. Wang, Director

/S/ BERT J. HASH, JR.                   *        /S/ LARRY T. WILSON                         *
-------------------------------                  -----------------------------------
Bert J. Hash, Jr., Director                      Larry T. Wilson, Director

/S/ THOMAS C. JONES                     *
-------------------------------
Thomas C. Jones, Director


*Pursuant to Power of Attorney filed with Post-Effective Amendment No. 2 on April 28, 2005.

**Pursuant to Power of Attorney dated June 30, 2005, filed herewith.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity indicated on the date indicated.


SIGNATURE AND TITLE                                        DATE
/s/ Jeffrey D. Holley                                 Date:  11/10/05
-----------------------------------------             ------------------
Jeffrey D. Holley
Chief Financial Officer


/s/ Jeff Post                                         Date:  11/10/05
-----------------------------------------             ------------------
Jeff Post
President and Chief Executive Officer

                                  EXHIBIT INDEX


         4(a)i    Form of Contract

         4(j)     Guaranteed Minimum Withdrawal Benefit Rider

         4(k)     Guaranteed Minimum Accumulation Benefit Rider

         15(i)    Power of Attorney -- William B. Eckhardt dated June 30, 2005.